Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2023
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	September 30, 2023 (unaudited)	December 31, 2022
Prepaid insurance	$85,153	$624,033
Prepaid stock compensation	302,714	-
Other prepaid expenses	131,483	55,356
Security deposit	129,358	122,570
VAT receivable	403,985	192,154
	$1,052,693	$994,113

For the nine months ended September 30, 2023, the Company recorded bad debt reserve of $53,295 for VAT receivables.